Document and Entity Information	Jun. 02, 2021
Cover [Abstract]
Entity Registrant Name	BOLT BIOTHERAPEUTICS, INC.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0001641281
Document Period End Date	Jun. 02, 2021
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Entity File Number	001-39988
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-2804636
Entity Address Address Line1	900 Chesapeake Drive
Entity Address City Or Town	Redwood City
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94063
City Area Code	650
Local Phone Number	665-9295
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Trading Symbol(s)	BOLT
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Security Exchange Name	NASDAQ